Segment Information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Sales revenues	$ 84,638	$ 77,884	$ 72,426
Intersegments [member]
Disclosure of operating segments [line items]
Sales revenues	$ 15,449	$ 15,106	$ 15,531